4. Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivables Details
Commercial loans, net	$ 3,604	$ 4,580
Less: Allowance for loan losses	0	0
Loans receivable, net	$ 3,604	$ 4,580	$ 0